Share of results in associates	12 Months Ended
Dec. 31, 2020
Share of results in associates
Share of results in associates	10 Share of results in associates

	2020	2019	2018
Loss in associates (Note 15)	(6,159)	(5,353)	(4,146)
	(6,159)	(5,353)	(4,146)